Short-term Investments	12 Months Ended
Dec. 31, 2021
Short-term Investments
Short-term Investments

5. Short-term Investments

As of December 31, 2020 and 2021, the Group’s short-term investments consisted of wealth management products and structured deposits, which contain a variable interest rate. To estimate the fair value of short-term investments, the Group refers to the quoted rate of return provided by financial institutions at the end of each year/period using discounted cash flow method. The Group classifies the valuation techniques that use these inputs as level 2 of fair value measurement.

The following is a summary of short-term investments (in thousands):

	As of December 31,
	2020	2021
	RMB	RMB
Structured deposits	—	230,993
Wealth management products	1,046,000	2,008,603
Total	1,046,000	2,239,596

During the years ended December 31, 2019, 2020 and 2021, the Group recorded investment income related to short-term investments of RMB25.0 million, RMB56.1 million and RMB59.2 million in the consolidated statements of operations and comprehensive loss, respectively.